Note 18 - Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Liability, beginning of year	$ 6,650	$ 7,824
Gross increases – current period	2,502	139
Lapsing due to statutes of limitations	(759)	(1,313)
Liability, end of year	$ 8,393	$ 6,650